Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Nov. 30, 2016
Related Party Transaction [Line Items]
Pool Receivables From Affiliates Net	$ 0	$ 56,549,000
RSA pool management fees and commissions	0	0	$ (2,799,000)
Commercial management fees	0	0	(1,187,000)
Operating Costs and Expenses	208,601,000	209,131,000	175,389,000
Strategic and administrative service fees	(31,422,000)	(32,918,000)	(21,185,000)
Revenue earned	943,917,000	776,493,000	$ 431,178,000
Percentage of voting interests acquired			50.00%
RSA Participants [Member]
Related Party Transaction [Line Items]
Pool Receivables From Affiliates Net	0	56,500,000
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	0	0	$ (2,799,000)
Commercial management fees	0	0	(1,187,000)
Strategic and administrative service fees	0	0	(7,026,000)
Technical management fee
Related Party Transaction [Line Items]
Operating Costs and Expenses	1,202,000	10,400,000	8,775,000
Technical management fee | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue from Related Parties	0	0	4,890,000
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(185,000)	(679,000)	(382,000)
Secondment fees | Entities Under Common Control
Related Party Transaction [Line Items]
Strategic and administrative service fees	0	0	(248,000)
Lay-up Services
Related Party Transaction [Line Items]
Revenue from Related Parties	0	0	33,000
LNG terminal services
Related Party Transaction [Line Items]
Revenue from Related Parties	1,979,000	1,689,000	388,000
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	765,000	13,811,000	7,666,000
Service revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	320,000	1,019,000	1,939,000
Service revenue | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0	$ 0	1,772,000
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Revenue earned			$ 8,600,000
Percentage of voting interests acquired				50.00%
Teekay LNG Operating LLC | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage by noncontrolling owners					30.00%